PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

22.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	30,752	639,488	87,625
Amounts due from subsidiaries	13,043,055	12,233,657	1,676,303
Prepaid expenses and other current assets	2,778	21,153	2,898
Term deposit-current	—	656,820	90,000
Total current assets	13,076,585	13,551,118	1,856,826

Non-current assets:
Investments in subsidiaries and VIE	(2,926,400)	(58,777)	(8,054)
Total non-current assets	(2,926,400)	(58,777)	(8,054)

Total assets	10,150,185	13,492,341	1,848,772

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	309,318	310,414	42,534
Accrued expenses and other current liabilities	10,108	9,757	1,336
Payable for equity litigants settlement	116,314	119,560	16,383
Total current liabilities	435,740	439,731	60,253
Total liabilities	435,740	439,731	60,253

22.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed balance sheets (continued)

	As of December 31,
	2023	2024
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2023 and 2024, respectively; 307,692,307 and 295,384,619 issued and outstanding as of December 31, 2023 and 2024, respectively)	1,578,040	1,514,660	207,545
Total Mezzanine equity	1,578,040	1,514,660	207,545

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value; 19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2023 and 2024, respectively, 2,093,280,340 and 2,124,695,348 issued and outstanding as of December 31, 2023 and 2024, respectively)	23	24	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2023 and 2024, respectively)	2	2	0
Additional paid-in capital	16,445,195	17,071,167	2,339,157
Accumulated deficits	(8,705,759)	(5,971,779)	(818,276)
Accumulated other comprehensive income	396,944	438,536	60,090
Total Company’s ordinary shareholders’ equity	8,136,405	11,537,950	1,580,974

Total liabilities, mezzanine equity and shareholders’ equity	10,150,185	13,492,341	1,848,772

22.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive income

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$

General and administrative expenses	(39,773)	(46,722)	(33,002)	(4,524)
Sales and marketing expenses	—	(566)	(309)	(42)
Losses and expenses related to Fabricated Transactions and Restructuring	(69,233)	32,422	149,946	20,546
Foreign exchange gain/(loss), net	(8,817)	3,320	6,007	823
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	(6,381)	—	—	—
Share of income from subsidiaries and VIE	791,186	2,949,195	2,809,721	384,999
Gain from extinguishment of Series B Senior Secured Notes	124,139	—	—	—
Interest and investment income	576	2,476	17,915	2,455
Other expenses, net	—	—	(18,575)	(2,545)
Interest and financing expenses	(23,484)	—	—	—
Provision for equity litigants settlement	(279,967)	(92,192)	—	—
Income before income taxes	488,246	2,847,933	2,931,703	401,712
Net income	488,246	2,847,933	2,931,703	401,712
Net income attributable to the Company’s ordinary shareholders	488,246	2,847,933	2,931,703	401,712

Net income	488,246	2,847,933	2,931,703	401,712
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(69,552)	(360)	41,592	5,699
Total comprehensive income	418,694	2,847,573	2,973,295	407,411

22.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of cash flows

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	(587,039)	(184,240)	1,259,823	172,626
Net cash used in investing activities	—	—	(654,185)	(89,639)
Net cash used in financing activities	(2,276,260)	—	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	3,098	424
Net (decrease)/increase in cash and cash equivalents	(2,863,299)	(184,240)	608,736	83,411
Cash and cash equivalents at beginning of years	3,078,291	214,992	30,752	4,214
Cash and cash equivalents at end of years	214,992	30,752	639,488	87,625

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and the VIE” and their respective profit or loss as “Share of income in subsidiaries and the VIE” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support.

The subsidiaries and Former VIE did not pay any dividends to the Company for the years presented.